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      As filed with the Securities and Exchange Commission on July 31, 2003

                               File No. 333-45431
                               File No. 811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No. _______                                     / /

     Post-Effective Amendment No. 24                                         /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/

     Amendment No. 22                                                        /X/

                           HARTFORD SERIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

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It is proposed that this filing will become effective (check appropriate box):

        / /   immediately upon filing pursuant to paragraph (b) of Rule 485
        /X/   on August 30, 2003 pursuant to paragraph (b) of Rule 485
        / /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
        / /   on __________________ pursuant to paragraph (a)(1) of Rule 485
        / /   75 days after filing pursuant to paragraph (a)(2) of Rule 485
        / /   on ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

        /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                           HARTFORD SERIES FUND, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet
-    Contents of Registration Statement
-    Explanatory Note
-    Signature Page

                                EXPLANATORY NOTE

          This Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A for Hartford Series Fund, Inc. incorporates by reference the Registrant's Prospectuses (Part A), Statement of Additional Information (Part B) and Other Information relating to The Hartford Capital Preservation HLS Fund contained in Post-Effective Amendment No. 17, which was filed with the Securities and Exchange Commission on January 17, 2003 and which was incorporated by reference in Post-Effective Amendment No. 23, which was filed with the Securities and Exchange Commission on July 1, 2003. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 23 to August 30, 2003.

          The Registrant's updated Prospectuses, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before August 30, 2003.

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 31st day of July, 2003.


                                      HARTFORD SERIES FUND, INC.


                                      By:            *
                                         ----------------------------------
                                            David M. Znamierowski
                                            Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                   TITLE                         DATE
---------                   -----                         ----

            *               President                     July 31, 2003
-------------------------   (Chief Executive Officer
David M. Znamierowski       & Director)


            *               Controller & Treasurer        July 31, 2003
-------------------------   (Chief Accounting Officer &
George R. Jay               Chief Financial Officer)


-------------------------   Director
Lynn Birdsong

            *               Director                      July 31, 2003
-------------------------
Winifred E. Coleman

            *               Director                      July 31, 2003
-------------------------
Robert M. Gavin, Jr.

            *               Director                      July 31, 2003
-------------------------
Duane E. Hill

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            *               Director                      July 31, 2003
-------------------------
Thomas M. Marra

            *               Director                      July 31, 2003
-------------------------
Phillip O. Peterson

            *               Director                      July 31, 2003
-------------------------
Millard H. Pryor, Jr.

            *               Director                      July 31, 2003
-------------------------
Lowndes A. Smith

/s/ Kevin J. Carr                                         July 31, 2003
-------------------------
* By Kevin J. Carr
     Attorney-in-fact